Business Combinations - Orillia Power (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Sep. 01, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Goodwill	$ 373		$ 325
Orillia Power Distribution Corporation [Member]
Business Acquisition [Line Items]
Working capital		$ 2
Property, plant and equipment		32
Deferred income tax assets		1
Goodwill		15
Short-term debt		(20)
Regulatory liabilities		(1)
Other long-term liabilities		(1)
Fair value of assets acquired and liabilities assumed		$ 28